OPERATIONS	12 Months Ended
Dec. 31, 2024
OPERATIONS [Abstract]
OPERATIONS
1	OPERATIONS

Credicorp Ltd. (hereinafter “Credicorp” or the “Group”) is a limited liability company incorporated in Bermuda in 1995 to act as a holding company and according to Bermuda’s economic substance regulation, Credicorp Ltd. as an independent legal entity, is considered a “Pure Equity Holding Entity” (PEHE). Credicorp’s activity is to maintain equity interests and receive passive income such as dividends, capital gains and other income from investments in securities.

In order to keep Credicorp’s structure and organization fully aligned with the new legislation on economic substance approved by the Government of Bermuda on January 11, 2019, as of October 29, 2020, the decisions of the Credicorp Board of Directors will be limited to issues related to Credicorp’s strategy, objectives and goals, main action plans and policies, risk control and management, annual budgets, business plans and control of their implementation, supervision of the main expenses, investments, acquisitions and disposals, among other “passive” decisions related to Credicorp. The authority to make decisions applicable to Credicorp’s subsidiaries, such as the adoption of relevant strategic or management decisions, the assumption of expenses for the benefit of its affiliates, the coordination of group activities, and the granting of credit facilities in favor of its affiliates, it has been transferred to Grupo Crédito S.A., a subsidiary of Credicorp.

Credicorp, through its banking and non-banking subsidiaries and its associate Pacífico S.A. Entidad Prestadora de Salud (hereinafter Pacífico EPS), offers a wide range of financial, insurance and health services and products, mainly throughout Peru and in other countries (see Note 3 (b)). Its main subsidiary is Banco de Crédito del Perú (hereinafter “BCP” or the “Bank”), a multiple bank incorporated in Perú.

Credicorp’s legal address is Clarendon House 2 Church Street Hamilton, Bermuda; likewise, the main offices from where Credicorp’s businesses are managed are located at Calle Centenario N ° 156, La Molina, Lima, Perú.

These consolidated financial statements were approved and authorized for issuance by Management and the Audit Committee on April 22, 2025. No significant events or transactions were identified between April 22, 2025, and April 25, 2025, additional to the dividend distribution approved describe in Note 16.

Credicorp is listed on the Lima and New York Stock Exchanges.